Shareholder Fees {- Fidelity Series Investment Grade Securitized Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Series Investment Grade Securitized Fund PRO-04 | Fidelity Series Investment Grade Securitized Fund
Shareholder Fees:
(fees paid directly from your investment)	none